Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 127,646	$ 66,180	$ 74,449
Foreign currency translation, net of tax of $1.2 million, $1.3 million, and $1.8 million, respectively	18,687	(20,842)	(10,387)
Adjustments to pension and postretirement liability, net of tax of $1.9 million, $3.1 million, and $3.6 million, respectively	1,170	7,864	(6,463)
Other comprehensive income (loss), net of tax	19,857	(12,978)	(16,850)
Comprehensive income	147,503	53,202	57,599
Less: Comprehensive loss attributable to noncontrolling interest	(420)	(46)	0
Comprehensive income attributable to Belden	$ 147,923	$ 53,248	$ 57,599